Financial instruments and risk management - Market risk sensitivity analysis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	£ 3,337	£ 3,144	£ 2,772
Impact on consolidated comprehensive income gain/(loss)	£ 3,624	2,868	£ 3,423
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	£ (27)	(19)
Impact on consolidated comprehensive income gain/(loss)	£ (15)	(18)
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	£ 27	19
Impact on consolidated comprehensive income gain/(loss)	£ 16	19
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Currency exchange risk | 10% weakening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	£ (17)	(15)
Impact on consolidated comprehensive income gain/(loss)	£ (1,001)	(833)
Currency exchange risk | 10% strengthening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	£ 14	11
Impact on consolidated comprehensive income gain/(loss)	£ 805	£ 680